Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	Jan. 02, 2025 USD ($)	Oct. 13, 2021 USD ($)	Sep. 03, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 03, 2021 SGD ($)
Disclosure of detailed information about borrowings [line items]
Non-current portion of long-term debt				$ 1,065	$ 1,053
Loans and borrowings				1,151	1,806	$ 2,372
Current portion of long-term debt				86	753
Property, plant and equipment, pledged as security				$ 2,600
Term Loan A | Prepaid Outstanding Loans
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 664
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 1,149				$ 1,541
Nominal Interest Rate			1.40%	1.40%			1.40%
Borrowing term (in years)			5 years
Non-current portion of long-term debt				$ 1,023	974
Current portion of long-term debt				$ 24	$ 0
2021 SGD EDB Loan | Deferred Income From Government Grants
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate				3.20%	3.20%
Loans and borrowings				$ 135	$ 158
Five-year Revolving and Letter of Credit Facilities Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 1,000
Borrowing term (in years)		5 years